Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023	May 22, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	14,931,123	13,125,000
Ordinary shares, shares outstanding	14,931,123	13,125,000